Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) from financial instruments for which fair value option has been elected	¥ 502
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	165,236
Level 2 | Marketable securities | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	32,167
Level 2 | Securities investments and other | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,215
Level 2 | Securities investments and other | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	133,069
Level 3 | Securities investments and other | Fair Value, Measurements, Recurring | Other: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 14,619